Investments in Private Companies (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Investments	$ 5,200	$ 700
Sentien Biotechnologies Inc. [Member]
Statement Line Items [Line Items]
Investments	700	700
Intensity [Member]
Statement Line Items [Line Items]
Investments	$ 4,500